Share Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Based Compensation [Abstarct]
Schedule of the Option Activity

A summary of the option activity as of June 30, 2025 and 2024 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $
Outstanding, January 1, 2025	—	—	—
Outstanding, June 30, 2025	—	—	—	—
Exercisable, June 30, 2025	—	—	—	—
Vested, June 30, 2025	—	—	—	—

Outstanding, January 1, 2024	427,060	3.59	9.28	—

Exercised	(289,401)	.03		1,384,653
Outstanding, June 30, 2024	137,659	2.68	9.26	234,296
Exercisable, June 30, 2024	137,659	2.68	9.26	234,296
Vested, June 30, 2024	137,659	2.68	9.26	234,296

A summary of the option activity for the years ended December 31, 2024, 2023 and 2022 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2024	427,060	3.59	9.28
Exercised	(427,060)	1.49		1,436,963
Outstanding, December 31, 2024	—	—	—	—
Exercisable, December 31, 2024	—	—	—	—
	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2023	272,126	21.54	10.83
Granted	403,820	2.68
Exercised	(791)	20.90		—
Modified	(248,095)	21.74
Exercisable, December 31, 2023	420,157	3.43	9.42	—
	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2022	127,404	31.91	11.01
Granted	153,146	13.40	12.30
Exercised	(6,721)	25.25		—
Forfeited	(1,268)	28.11
Cancelled	(435)	116.71
Outstanding, December 31, 2022	272,126	21.54	10.83	—
Exercisable, December 31, 2022	89,300	32.71	9.64	—

(1)      All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.

Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

	Granted in 2023	Granted in 2022
Expected volatility	170.10%	89.55%
Risk-free interest rate	3.48%	1.86%
Expected term from grant date (in years)	5.25	5.63 – 6.41
Dividend rate	—	—
Dilution factor	1	1
Fair value	$2.68	$9.74 – $10.16